Nov. 04, 2016
MainStay Absolute Return Multi-Strategy Fund (Prospectus Summary) | MainStay Absolute Return Multi-Strategy Fund
MainStay Absolute Return Multi-Strategy Fund

MAINSTAY GROUP OF FUNDS

Supplement dated November 4, 2016 (“Supplement”) to:

MainStay Absolute Return Multi-Strategy Fund Prospectuses, Summary Prospectuses and Statement of Additional Information,
each dated August 29, 2016

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

For purchases of Class A and Investor Class shares of each MainStay Fund made without an initial sales charge after January 1, 2017, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 24 months of the date of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.